RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
RISK MANAGEMENT
RISK MANAGEMENT

NOTE 31. RISK MANAGEMENT

The Bank’s comprehensive risk management is developed in compliance with current regulations and internal standards as defined by the Board of Directors, in relation to market, credit/ counterparty, liquidity and operational risk. This management is strengthened with the three lines of defense model, with a cohesive and coordinated approach, in which its independence is guaranteed. Within the Corporate Governance Framework, the roles of the responsible areas in each line are defined, according to the level of responsibility in Grupo Bancolombia, in order to guarantee effective and efficient coordination among them for risk management (in its different stages) and internal control.

First line of defense: is the owner of risks and its management, focused on self-control. Performs the commercial and operational management and the administration of controls; including the implementation of actions that ensure processes compliance for risk management.

Second line of defense: supports the construction and monitoring of the controls from the first line of defense; performs a transversal management of risks, assisting the areas of Grupo Bancolombia in the definition of mitigation actions and in the monitoring of the exposure; In addition, it is responsible for consolidating the risk information in order to perform the accountability to the governance structures and senior management as appropriate.

Specifically, the Board of Directors reviews and approves the resources, structure and processes of the Bank associated with risk management; in addition, it evaluates, through periodic reports from the administration, the levels of exposure to the different risks, their impact and the mitigation strategies, in accordance with the functions established in the current regulation and the Corporate Governance Code regarding the risk management. For the development of its supervisory functions has the support of the Risk Committee in charge of the approval, monitoring and control of policies, methodologies, tools, guidelines and strategies for the identification, measurement, control and mitigation of risks. According to the corporate guidelines, the Risk Committee has the participation of members from the Board of Directors.

The main function of the Corporate Risk Vicepresidency is to design and propose risk management strategies to the Board of Directors and Senior Management, lead its execution and define the risk appetite, in such a way as to ensure alignment with the corporate strategy of the Group. In addition, it defines the risk guidelines in policies, methodologies and tools for the Group.

The Risk Corporate Vicepresidency professionals manage the different risks inherent to the activities undertaken in the fulfillment of their responsibilities.

Third line of defense: Review the first two lines of defense, through a risk-based approach, guaranteeing governance effectiveness, risk management and internal control. It provides the Governance structures and senior management with an adequate, independent and objective assurance of compliance within the organization.

Specifically, the Internal Audit periodically evaluates the execution of the processes and the application of the methodologies for measurement and control of risks that support the operations carried out by the entity, in accordance with current regulations and internal regulations defined by the Board of Directors and Senior Management.

31.1 Credit risk

Credit risk is the risk of an economic loss to the Bank due to a non-fulfillment of financial obligations by a customer or counterparty and arises principally from the decline on borrower´s creditworthiness or changes in the business climate. Credit risk is the single largest risk for the Bank’s business; the Bank manages its exposure to credit risk.

The information below contains the maximum exposure to credit risk:

December 31, 2019

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	159,769,601	10,000,338	12,512,804	182,282,743
Commercial	80,068,756	4,763,023	7,936,774	92,768,553
Consumer	35,957,631	1,969,289	1,773,750	39,700,670
Mortgage	21,584,674	1,340,380	1,058,229	23,983,283
Small Business Loans	1,088,656	70,219	120,533	1,279,408
Financial Leases	21,069,884	1,857,427	1,623,518	24,550,829
Off-Balance Sheet Exposures	41,082,637	323,225	311,633	41,717,495
Financial Guarantees	5,176,418	13,603	516	5,190,537
Loan Commitments	35,906,219	309,622	311,117	36,526,958
Loss Allowance	(2,130,787)	(1,552,470)	(7,394,468)	(11,077,725)
Total	198,721,451	8,771,093	5,429,969	212,922,513

December 31, 2018

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	153,894,099	7,712,055	12,212,962	173,819,116
Commercial	83,632,770	3,214,860	7,753,018	94,600,648
Consumer	28,666,461	1,758,162	1,568,758	31,993,381
Mortgage	20,280,416	1,513,063	1,077,206	22,870,685
Small Business Loans	958,491	80,805	116,902	1,156,198
Financial Leases	20,355,961	1,145,165	1,697,078	23,198,204
Off-Balance Sheet Exposures	38,831,993	349,228	354,525	39,535,746
Financial Guarantees	5,641,482	18,340	1,839	5,661,661
Loan Commitments	33,190,511	330,888	352,686	33,874,085
Loss Allowance	(1,872,529)	(1,246,444)	(7,244,517)	(10,363,490)
Total	190,853,563	6,814,839	5,322,970	202,991,372

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Debt instruments	15,614,134	15,745,530	(974,436)	(2,352,276)	14,639,698	13,393,254
Derivatives **	549,836	894,001	(63)	(97)	549,773	893,905
Equity	1,228,423	1,639,949	-	-	1,228,423	1,639,949
Total	17,392,393	18,279,480	(974,499)	(2,352,373)	16,417,894	15,927,108

See Notes on this table:

*     Collateral Held (-) and Collateral Pledged (+)

**   Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*     Debt instruments Book value 100%

*     Equity Instruments:

-      Shares:100%

-      Investment funds: Book value 100%

Maximum exposure to credit risk of the loans and advances refers to the carrying amount at the end of the period. It does not take into account any collateral received or any other credit risk mitigates.

Maximum exposure to credit risk of financial guarantees corresponds to the total amount guaranteed at the end of the period. It does not take into account any collateral received or any other credit risk mitigates.

Maximum exposure to derivatives refers to the fair value at the end of the period, without considering any guarantee received or any other credit risk mitigates.

Maximum exposure to credit risk of debt instruments and equity securities refers to the carrying amount at the end of the period without considering any guarantee received.

a.     Credit Risk Management - Loans and Advances

Risk management during the credit life cycle is developed through the fulfillment of the policies, procedures and methodologies stipulated in the Credit Risk Administration System, in accordance with the strategy approved by the Board of Directors for monitoring and controlling credit risk.

The Credit Risk Administration System also contains the general criteria to evaluate, classify, measure and mitigate credit risk. In addition, the credit risk department has developed methodologies and manuals that specify the policies and procedures for different products and segments managed by the Bank.

To maintain credit quality and manage the risk arising from its lending activities, the Bank has established general loan policies, including the following:

•

Credit exposure limits: It contains guidelines with regards to the establishment of credit exposure limits. It is set in fulfillment of legal requirements and according to the Bank’s internal guidelines.

•

Origination policies: These policies aim to acquire ample and sufficient knowledge of the characteristics of potential borrowers and to select them properly. The riskiness of the borrowers is determined using credit rating models. These models use information such as the credit history of the borrower, the type of business the borrower engages in, the borrower’s ability to repay the loan, and information received from the credit risk bureaus. Loan applications, depending on their amount and risk level, are presented for approval at the level of management authority required.

•

Collaterals policies:  For the purpose of mitigating risk associated with non-fulfillment of obligations agreed upon by the borrower, the Bank has established policies for the valuation of collateral received as well as for the determination of the maximum loan amount that can be granted against the value of the collateral.

•

Allowance policies: the objective of this policy is to fulfil legal requirements and the Bank’s business policies. In addition, this policy is meant to provide the guidelines to perform client’s status analysis and take the necessary actions in order to mitigate credit risk the Bank is exposed to. For further information please see Note 2.

•

Monitoring policies: Contains various monitoring procedures, portfolio reports and policies for the purpose of overseeing, in an adequate and timely manner, the evolution of credit risk. These procedures include a continuous process of classification and reassessment of credit operations and they maintain consistency with the policies implemented for granting loans.

•

Portfolio recovery policies: Through the definition of these policies, the Bank aims to establish those mechanisms that allow it to anticipate the action to be taken in the event of possible delays and minimize the impact resulting from non-fulfillment of payment or delays by the borrower. Additionally, the aspects established in this policy delimit what the Bank has defined as collection management and that make it possible to obtain information to improve the origination policies and the allowances for loans and advances and lease losses models.

Management of credit risk is carried out in all of the credit life cycle. These processes are defined in the following way:

•	Origination: Knowing the borrower, payment capacity analysis, payment behavior and credit approval and structure.
•	Monitoring: Knowing the borrower’s situation during the life of the credit.
•	Recovery: Collection management during the different stages of the same credit.

In order to support the credit origination processes, the Bank develops scoring and rating models based on statistical information or criteria from experts, which differentiate the risk levels of potential borrowers in order to support the decision-making process.

The Risk Corporate Vice Presidency is in charge of defining and documenting the specific characteristics of the models being utilized, as well as the parameters, variables to use in each case and the cut-off points that are applied per situation in the process of issuing credit. On an annual basis at the minimum, the Risk Corporate Vice Presidency must perform backtesting[2] of the scoring and rating models used in the granting process in order to evaluate their effectiveness. Additionally, on a periodically basis, the entire credit portfolio will be rated taking into account the established internal models for the purpose of evaluating the credit risk of each borrower and constitute the required allowance for loans and advances and lease losses.

In addition to the evaluation and qualification of the portfolio, the monthly allowance for loans and advances and lease losses serves to measure the present condition of the portfolio and the methodologies used for its calculation serve as a tool to evaluate risk, be it in a collective or individual manner. Collective evaluation of the portfolio applies the following parameters for measuring risk: probability of default (PD), loss given default (LGD) and exposure at default (EAD). For further details please see Note 2 Significant Accounting Policies, section 7.4.5 Impairment of financial assets at amortized cost.

For the evaluation of individual risk, parameters such as recovery rates estimated by score sheets that include financial, behavioral information, collaterals and qualitative variables, serve as elements for measuring risk and defining an allowance for loans and advances and lease losses for that borrower.

Annual backtesting must be performed on the allowances for loans and advances and lease losses models for the purpose of maintaining suitable hedge levels in accordance with the Bank’s risk appetite.

The Bank is continuously monitoring the concentration of the risk groups, as well as carrying out a daily control of the exposure to different economic groups, evaluating the legal limits of indebtedness in order to fulfill the norms established about the concentration limits.

The Bank performs international references determined by the rankings of external risks that allow the analysis of concentration levels in different geographic areas. On the other hand, at the legal level, the Bank is governed by the concepts and methodologies established by the external norms regarding the construction, administration and control of the concentration of economic groups.

The following classifications are established for the analysis of concentration:

•	By country: based on the country that the loans were originated.
•	By sector: according to the sectorial sub-segmentation defined by the Bank based mainly on the code CIIU[1].
•	By categories: according to the portfolio category of each agreement (commercial, financial leases, consumer loans, small business loans and mortgages).
•	By economic group: according to the characteristics of economic groups as established by regulations.
•	By maturity: according with the remaining term to loan maturity.
•	By past due days: this concentration evaluates loans that are more than one month overdue.

2 CIIU: International Standard Industrial Classification of All Economic Activities.

b.     Credit Quality Analysis - Loans and Financial Leases

Rating System for Credit Risk Management

Its principal aim is to determine the risk profile of the borrower, which is obtained through a rating.

The rating for corporate loans is assigned principally based on the analysis of the interrelation of both qualitative and quantitative elements that can affect the fulfillment of the financial commitments acquired by a borrower. They take information on the financial statements, profit and loss statement, historical payment behavior both with the Bank and with other entities, and qualitative information on variables that are not explicit in the financial statements. The rating model is applied at the origination of the loan and is updated by a central qualification office to undertake a periodical evaluation of the loan portfolio, during the months of May and November each year. In 2019, a new rating model for SME portfolio in Colombia was implemented, using a random forest methodology, these are mathematical models which allows to use a greater number of variables related to the client, and have more precise rating consistent with the level of risk. These methodologies have a fundamental role in the evaluation and monitoring of credit risk.

In the case of a retail customer, granting and behavior scoring models are used in order to identify the level of risk associated with the borrower. These models include information such as personal details, financial information, historical behavior, the total number of credit products and external information from credit bureaus. In 2019, a new rating system for the consumer portfolio in Colombia and Panama was implemented, using Random Forest methodology, these are mathematical models which allows to use a greater number of variables related to the client, and have more precise rating consistent with the level of risk. These methodologies have a fundamental role in the evaluation and monitoring of credit risk.

Description of Loans and Financial Leases

In order to evaluate and manage credit risk, the credits and financial leasing operations have been classified as:

•      Commercial and Financial Leases:

Loans granted to individuals or companies in order to carry out organized economic activities and are not classified as small business loans.

The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate	Companies with annual sales >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Business	Companies with annual sales > = COP 13,000 M and < COP 100,000 M except for Banco Agrícola and BAM, which place borrowers with annual sales >= USD 5 M and < USD 25 M.
Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME	Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola and BAM < USD 5 M.

•      Consumer:

Loans and advances, regardless of amount, granted to individuals for the purchase of consumer goods or to pay for non-commercial or business services.

These loans are classified as follows:

Classification
Vehicles	Credits granted for the acquisition of vehicles. The vehicle financed is used as collateral for the loan.
Credit cards	Revolving credit limits for the acquisition of consumer goods, utilized by means of a plastic card.
Payroll loans	It is a credit line attached to an authorized individual payroll amount.
Other loans	Loans granted for the acquisition of consumer goods other than vehicles and Payroll loans Credit cards are not included in this segment.

The counterparties in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.

•      Mortgage:

These are loans, regardless of amount, granted to individuals for the purchase of a new or used house, commercial real estate or to build a home. These loans include loans denominated in local units or local currency that are guaranteed by a senior mortgage on the property and that are financed with a total repayment term of 5 to 30 years.

The counterparties in the mortgage portfolio are mainly made up of individuals segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.

•      Small Business Loans:

These are issued for the purpose of encouraging the activities of small business and are subject to the following requirements: their indebtedness with all entities cannot exceed 120 minimum wages (excluding mortgage obligations for housing financing); (ii) the staff must not exceed 10 employees; (iii) the client’s total assets, excluding mortgage assets, are less than 500 minimum wages. For the classification of those small business that present combinations of number of employees parameters and total assets different from those indicated, the determining factor will be that of total assets.

The borrowers in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their commercial size, which is calculated by their monthly income.

Analysis of the behavior and impairment of the loan portfolio and financial lease operations

As of December 31, 2019, Bank’s total loan portfolio valued in Colombian pesos registered an increase of 4.87% compared to December 2018, driven by a growth mainly in Colombia, Guatemala and El Salvador (The last ones influenced by the devaluation of the Colombian peso against the U.S. dollar). The 30-day past due loan ratio (consolidated) stood at 4.63% in december 2019 compared to 4.68% in December 2018, driven by a decrease in the past-due portfolio of Personal and SME Banking consequently to the improvement in the strategies of origination and recovery, while the Corporate Banking was attributed to strategies for continuous monitoring and restructuring in clients of certain segments.

•	Commercial loans and finance lease amounted to COP 117,319 billion, which represented a decrease of 0.41% with respect to 2018. Its 30‑day past due loan ratio was 3.81%.
•	Consumer loans stood at COP 39,700 billion, which represented an increase of 24.09% with respect to 2018. Its 30‑day past due loan ratio was 5.14%.
•	Mortgage loans came to COP 23,983 billion, which represented an increase of 4.86 with respect to 2018. Its 30‑day past due loan ratio was 7.41%.
•	Small Business loans ended at COP 1,279 billion, which represented an increase of 10.66% with respect to 2018. Its 30‑day past due loan ratio was 12.25%.

In order to monitor credit risk associated with clients, the Bank has established regular meetings conducted by a committee to identify events that can lead to a reduction in borrowers’ ability to pay. Generally, clients with good credit behavior could be included in the watch list in case of detecting any event that can lead to future financial difficulties to repay their loans; for instance, internal factors such as the economic activity, financial weakness, impacts of macroeconomic conditions, changes in corporate governance and other situations that could affect clients’ business. The amount and allowance of clients included in the described watch list, as of December 31, 2018 and December 2019 is shown below.

December 2019:

Watch List december 31, 2019
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	8,781,473	1.38%	120,933
Level 2 – Medium Risk	3,908,092	5.78%	225,881
Level 3 and 4 – High Risk	7,506,932	51.33%	3,853,653
Total	20,196,497	20.80%	4,200,467

December 2018:

Watch List december 31, 2018
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	9,179,165	1.04%	95,896
Level 2 – Medium Risk	2,549,977	8.96%	228,461
Level 3 and 4 – High Risk	5,723,041	57.36%	3,282,938
Total	17,452,183	20.67%	3,607,295

Loans and Financial Leases Collateral

The Bank obtains collateral for loans and leases in order to mitigate credit risk by foreclosing the collateral when the borrower cannot fully repaid the loan or lease. Collateral is considered in the determination of the allowance for loans and advances and lease losses when it complies with the following conditions:

•	Its fair value was established according to technical and objective criteria.
•	The Bank is granted a preference or an improved right to obtain the payment of the obligation, becoming an effective collateral.
•	Its performance is reasonably possible.
•	It is a payment source that sufficiently attends to the credit as per the requirement of the Bank.
•	When the borrower is a government entity, the collateral has a pledge certificate issued by the appropriate authority.

The Bank has defined the criteria for the collateral enforceability, which are established according to the classification of loan portfolio. In addition, the Bank has set guidelines to value collaterals and the frequency of such valuations, as well as those guidelines related to the legalization, registry and maintenance of the collateral. Likewise, the Bank has defined the criteria for insurability, custody and the necessary procedures for their cancellation.

The update of the fair value of mortgages and vehicles collaterals for the loan portfolio is made between one and three years of agreement with the policy. The methodology used to estimate the fair value of the properties is applied by external and independent entities. Updating the fair value of the vehicles is done through guides and valid values commonly used as reference to set the value of a vehicle. The fair value of real state and vehicles are classified in levels 2 and 3 depending on the observability and significance of the inputs used in the valuation techniques according to the hierarchy established by IFRS 13.

During the reporting period, the Group’s collateral policies have not changed significantly in relation to the way collateral is held and its overall quality.

The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2019
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	19,830,740	1,699,574	22,327,716	41	249,413	44,107,484
Goods Given in Real Estate Leasing	-	-	227	13,711,181	-	13,711,408
Goods Given in Leasing Other Than Real Estate	-	-	-	6,155,570	-	6,155,570
Stand by Letters of Credit	756,421	151	-	-	-	756,572
Security Deposits	541,530	321,814	-	7,794	54,294	925,432
Guarantee Fund	2,838,386	155	-	107,149	339,660	3,285,350
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	4,430,882	43,380	-	-	990	4,475,252
Other Collateral (Pledges)	3,881,957	4,879,795	54,848	33	8,204	8,824,837
Without Guarantee (Uncovered Balance)	60,488,637	32,755,801	1,600,492	4,569,061	626,847	100,040,838
Total loans and financial leases	92,768,553	39,700,670	23,983,283	24,550,829	1,279,408	182,282,743

December 31, 2018
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	21,209,517	1,744,581	20,720,459	84	282,822	43,957,463
Goods Given in Real Estate Leasing	-	-	243	12,752,932	-	12,753,175
Goods Given in Leasing Other Than Real Estate	-	-	-	5,900,913	-	5,900,913
Stand by Letters of Credit	667,976	229	-	-	-	668,205
Security Deposits	470,400	369,689	-	-	76,136	916,225
Guarantee Fund	2,595,913	138	-	118,747	288,890	3,003,688
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	3,992,592	49,910	-	-	1,452	4,043,954
Other Collateral (Pledges)	4,118,947	4,713,359	48,098	20	14,158	8,894,582
Without Guarantee (Uncovered Balance)	61,545,303	25,115,475	2,101,885	4,425,508	492,740	93,680,911
Total loans and financial leases	94,600,648	31,993,381	22,870,685	23,198,204	1,156,198	173,819,116

The Bank closely monitors collateral held for financial assets that are considered in Stage 3, as it becomes more likely that the Bank will take possession of collateral to mitigate potential credit losses.

Financial assets that are considered Stage 3 and related collateral held in order to mitigate potential losses are shown below:

December 31, 2019
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	747,929	235,892	512,037	1,914,276
Consumer
Mortgage	161,605	18,269	143,336	203,229
Small Business Loans
Financial Leases	616,675	217,808	398,867	889,551
Total credit assets	1,526,209	471,969	1,054,240	3,007,056

December 31, 2018
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	775,689	239,720	535,969	2,528,495
Consumer
Mortgage	139,084	21,883	117,201	173,482
Small Business Loans
Financial Leases	666,495	201,981	464,514	974,274
Total credit assets	1,581,268	463,584	1,117,684	3,676,251

A portion of the Bank’s financial assets originated by the mortgage and commercial business has sufficiently low ‘loan to value’ (LTV) ratios, which results in no loss allowance being recognized in accordance with The Bank’s expected credit loss model. The carrying amount of such financial assets is COP 285,903 as at 31 December 2019 and COP 281,722 as at 31 December 2018.

Foreclosed assets and other credit mitigants

Assets received in lieu of payment (foreclosed assets) are recognized on the statement of financial position when current possession of the asset takes place.

Foreclosed assets represented by immovable or movable property are received based on a commercial valuation. Foreclosed assets such as equity securities and other financial assets, are received based on market value.

During 2019 and 2018, foreclosed assets received amounted to COP 508,441 and COP 521,718, respectively.

The Bank classifies foreclosed assets after acknowledgment of the exchange operation according to the intention of use, as follows:

•	Non-current assets held for sale.
•	Other marketable assets.
•	Other non-marketable assets.
•	Financial instruments (investments).
•	Inventories.
•	Premises and equipment.

Collaterals classified as non-current assets held for sale are those expected to be sold in the following 12 months. When there are market restrictions that do not allow their realization in less than 12 months and this period is extended, retroactive depreciation must be charged to results and the asset value will be reduced by the depreciation value.

c.     Risk Concentration – Loans and Advances

The analysis of credit risk concentration is done by monitoring the portfolio by groups such as: loan categories, maturity, past due days, economic sector, country and economic group, as shown here:

•      Loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31 2019	December 31, 2018
In millions of COP
Commercial	92,768,553	94,600,648
Corporate	50,108,427	55,562,618
SME	12,209,759	16,524,571
Others	30,450,367	22,513,459
Consumer	39,700,670	31,993,381
Credit card	8,079,354	7,026,689
Vehicle	3,597,969	3,253,060
Payroll loans	7,896,376	7,451,381
Others	20,126,971	14,262,251
Mortgage	23,983,283	22,870,685
VIS[3]	6,211,385	5,778,067
Non- VIS	17,771,898	17,092,618
Financial Leases	24,550,829	23,198,204
Small Business Loan	1,279,408	1,156,198
Loans and advances to customers and financial institutions	182,282,743	173,819,116
Allowance for loans and advances and lease losses	(10,929,395)	(10,235,831)
Total net loan and financial leases	171,353,348	163,583,285

•      Concentration of loan by maturity

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases:

December 31, 2019
		Between 1 and 3	Between 3 and 5	Greater Than 5
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	27,697,217	21,352,300	17,894,373	25,824,663	92,768,553
Corporate	12,377,872	9,593,705	11,229,624	16,907,226	50,108,427
SME	3,700,971	4,384,119	2,440,766	1,683,903	12,209,759
Others	11,618,374	7,374,476	4,223,983	7,233,534	30,450,367
Consumer	897,630	5,275,564	22,018,610	11,508,866	39,700,670
Credit card	160,807	334,486	7,358,630	225,431	8,079,354
Vehicle	66,581	573,874	1,439,037	1,518,477	3,597,969
Order of payment	55,448	530,242	1,279,371	6,031,315	7,896,376
Others	614,794	3,836,962	11,941,572	3,733,643	20,126,971
Mortgage	48,937	197,468	512,509	23,224,369	23,983,283
VIS	9,672	55,493	134,784	6,011,436	6,211,385
Non-VIS	39,265	141,975	377,725	17,212,933	17,771,898
Financial Leases	3,052,472	2,993,125	4,206,767	14,298,465	24,550,829
Small business loans	248,210	586,448	251,530	193,220	1,279,408
Total gross loans and financial leases	31,944,466	30,404,905	44,883,789	75,049,583	182,282,743

3 VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

December 31, 2018
		Between 1 and 3	Between 3 and 5	Greater Than 5
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	31,052,548	18,846,830	16,216,100	28,485,170	94,600,648
Corporate	16,569,691	8,491,758	11,335,723	19,165,446	55,562,618
SME	5,253,678	5,482,139	2,774,471	3,014,283	16,524,571
Others	9,229,179	4,872,933	2,105,906	6,305,441	22,513,459
Consumer	749,322	4,562,956	12,069,707	14,611,396	31,993,381
Credit card	100,367	244,218	1,073,539	5,608,565	7,026,689
Vehicle	60,754	610,398	1,538,979	1,042,929	3,253,060
Payroll loans	62,657	624,660	1,397,974	5,366,090	7,451,381
Others	525,544	3,083,680	8,059,215	2,593,812	14,262,251
Mortgage	58,613	175,572	479,086	22,157,414	22,870,685
VIS	11,056	51,768	117,404	5,597,839	5,778,067
Non-VIS	47,557	123,804	361,682	16,559,575	17,092,618
Financial Leases	2,393,428	2,560,578	4,260,513	13,983,685	23,198,204
Small business loans	256,093	477,456	220,105	202,544	1,156,198
Total gross loans and financial leases	34,510,004	26,623,392	33,245,511	79,440,209	173,819,116

•      Concentration by past due days

The following table shows the loans and financial leases according to past due days.Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2019
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	89,172,106	464,573	542,233	937,931	1,651,710	92,768,553
Consumer	37,661,558	873,583	282,165	742,197	141,167	39,700,670
Mortgage	22,205,284	647,059	136,005	333,204	661,731	23,983,283
Financial Leases	23,678,408	321,232	52,548	207,619	291,022	24,550,829
Small Business Loan	1,122,737	50,740	14,596	56,939	34,396	1,279,408
Total	173,840,093	2,357,187	1,027,547	2,277,890	2,780,026	182,282,743

December 31, 2018
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	90,804,138	452,890	152,877	1,387,364	1,803,379	94,600,648
Consumer	30,311,854	701,314	238,540	638,868	102,805	31,993,381
Mortgage	21,121,205	612,480	148,786	388,653	599,561	22,870,685
Financial Leases	22,433,190	209,840	54,029	245,974	255,171	23,198,204
Small Business Loan	1,008,378	48,849	16,202	60,103	22,666	1,156,198
Total	165,678,765	2,025,373	610,434	2,720,962	2,783,582	173,819,116

•      Concentration of loans by economic sector

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower:

December 31, 2019
	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	3,931,913	1,948,089	5,880,002
Petroleum and Mining Products	923,375	148,222	1,071,597
Food, Beverages and Tobacco	6,107,103	629,948	6,737,051
Chemical Production	3,383,655	62,995	3,446,650
Government	5,626,186	1,897	5,628,083
Construction	14,526,616	6,221,753	20,748,369
Commerce and Tourism	17,601,979	8,873,330	26,475,309
Transport and Communications	7,703,609	524,847	8,228,456
Public Services	5,492,806	1,326,236	6,819,042
Consumer Services	42,466,786	22,647,495	65,114,281
Commercial Services	16,630,762	4,120,883	20,751,645
Other Industries and Manufactured Products	6,457,499	4,924,759	11,382,258
Total	130,852,289	51,430,454	182,282,743

December 31, 2018
	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	3,804,075	2,548,078	6,352,153
Petroleum and Mining Products	1,082,816	181,789	1,264,605
Food, Beverages and Tobacco	5,865,111	320,596	6,185,707
Chemical Production	3,566,746	12,561	3,579,307
Government	4,457,944	79,133	4,537,077
Construction	14,508,354	5,513,212	20,021,566
Commerce and Tourism	16,928,137	7,641,117	24,569,254
Transport and Communications	8,331,727	865,257	9,196,984
Public Services	6,007,483	966,764	6,974,247
Consumer Services	35,886,645	20,813,390	56,700,035
Commercial Services	17,041,170	5,540,572	22,581,742
Other Industries and Manufactured Products	5,978,092	5,878,347	11,856,439
Total	123,458,300	50,360,816	173,819,116

•      Credit concentration by country

The following table shows the concentration of the loans and financial leases by country. Loans are presented based on the country in wich they were originated:

December 31, 2019
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	127,875,541	70.15%	8,678,279	79.40%
Panamá	30,783,359	16.89%	1,084,303	9.92%
El Salvador	11,456,280	6.28%	445,609	4.08%
Puerto Rico	771,135	0.42%	30,680	0.28%
Guatemala	11,385,421	6.25%	689,839	6.31%
Other Countries	11,007	0.01%	685	0.01%
Total	182,282,743	100.00%	10,929,395	100.00%

December 31, 2018
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	119,674,770	68.85%	8,402,751	82.09%
Panama	32,299,274	18.58%	910,268	8.89%
El Salvador	10,590,571	6.09%	465,122	4.54%
Puerto Rico	889,528	0.51%	29,041	0.29%
Guatemala	10,352,272	5.96%	427,747	4.18%
Other countries	12,701	0.01%	902	0.01%
Total	173,819,116	100.00%	10,235,831	100.00%

•      Credit concentration by economic group

As of December 31, 2019 and 2018, concentration of the 20 largest economic groups amounted to COP 20,272 billion and COP 20,372 billion, respectively. This exposure corresponds to all credit active operations of these groups.

d.     Credit quality – Loans and Advances

The following table shows information about credit quality of the borrower:

December 31 2019
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	80,068,756	4,763,023	7,936,774	92,768,553
Consumer	35,957,631	1,969,289	1,773,750	39,700,670
Mortgage	21,584,674	1,340,380	1,058,229	23,983,283
Small Business Loans	1,088,656	70,219	120,533	1,279,408
Financial Leases	21,069,884	1,857,427	1,623,518	24,550,829
Loans and Advances	159,769,601	10,000,338	12,512,804	182,282,743

December 31 2018
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	83,632,770	3,214,860	7,753,018	94,600,648
Consumer	28,666,461	1,758,162	1,568,758	31,993,381
Mortgage	20,280,416	1,513,063	1,077,206	22,870,685
Small Business Loans	958,491	80,805	116,902	1,156,198
Financial Leases	20,355,961	1,145,165	1,697,078	23,198,204
Loans and Advances	153,894,099	7,712,055	12,212,962	173,819,116

In order to determine the expected credit loss, the Bank considers the economic conditions and performance of the borrower’s industry, the analysis of payments behavior, events that could negatively affect the borrower’s ability to pay, among others factors.

The expected credit loss is determined either by a collective or individual evaluation according to the amount and characteristics of the loan. For further details please see Note 2 Significant Accounting Policies, section 7.4.5 Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVOCI”.

Impairment loan portfolio analyzed by individual evaluation at COP 6.0 billion, which represented 2.8% of the total portfolio of the Bank.

The table below shows Stage 3 loans and advances according to their type of evaluation:

December 31 2019
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,163,304	2,442,820	2,773,470	1,961,268
Consumer	-	-	1,773,750	1,579,758
Mortgage	-	-	1,058,229	578,593
Financial Leases	841,175	409,721	782,343	337,830
Small Business Loan	-	-	120,533	84,445
Total	6,004,479	2,852,541	6,508,325	4,541,894

December 31 2018
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	4,970,415	2,583,874	2,782,603	1,904,866
Consumer	-	-	1,568,758	1,383,265
Mortgage	-	-	1,077,206	586,026
Financial Leases	795,862	339,418	901,216	367,072
Small Business Loan	-	-	116,902	79,981
Total	5,766,277	2,923,292	6,446,685	4,321,210

Sensitivity analysis

Among the relevant assumptions that affect the allocation of the expected loss (ECL) in the loan portfolio and financial leasing, are the following variables that have the greatest impact on each of the countries:

Bancolombia, Banco Agro Mercantil, Banistmo & Banco Agrícola

▪	GDP growth: due to the impact on the performance of companies and the valuation of guarantees;
▪	Inflation: Given the significant impact on the purchasing power of economic agents, the investment prospects and externalities caused in the economic environment.

The changes in the expected loss as of December 31, 2019 are shown below as a result of a possible change of 1% increase or decrease in these variables based on the assumptions used in the calculation of the expected loss for each of them. The scenarios: base, optimistic and pessimistic.

		Inflation
		In Millions of COP
		[+1%]	Without changes	[-1%]
	[+1%]	(33,094)	(78,617)	(116,783)

GDP Growth	Without changes	45,523	-	(38,166)

	[-1%]	137,869	92,346	54,180

Additionally, the Bank has estimated the impact on the expected loss by applying the optimistic and pessimistic scenarios with a weight of 100% in each one; As a result of the application of this change, there is a decrease in the expected losses of COP 533,689 MM in the case of the optimistic scenario and an increase of COP 549,432 MM in applying the pessimistic scenario. For individual VPN the scenarios applied are the base and alternative respectively.

e.     Credit Risk Management – Other Financial Instruments:

Each one of the positions that make up the portfolio complies with the policies and limits that seek to diminish credit risk exposure. Those policies are, among others:

•

Term Limits: Each borrower is evaluated by the Credit Committee, in which the result of the authorized model for this type of borrower is reviewed (quantitative and qualitative variables), which allows the Credit Committee to establish the maximum term for which the Bank wishes to have exposure.

•

Credit Limits: Limits approved under the model and with authorization from the Risk Committee, as well as the exposure, are monitored in line or batch, in such a way that the presentation of excesses is mitigated.

•	Counterparty Limits: These limits, derived from the credit limits or from allocation models and are verified by the Front Office prior to the close of operations.
•

Master Agreement: These bilateral agreements describe the handling of operations between the counterparties in accordance with good international practices and that limit the legal and financial risk under the occurrence of events of default (failure to pay or delivery). Mitigation mechanisms, procedures to be carried out in the case of this events of default, special conditions by type of operation and that are applied to OTC derivatives, Repos and other securities financing transactions, are all agreed upon.

•

Margin Agreements: For OTC derivatives operations and other securities financing transactions, agreements that regulate the administration of guarantees, haircuts, adjustment periods, minimum transfer amounts, etc., and that limit risk for a period of time (one day, one week, etc.), are established for counterparties involved in the operation.

•	Counterparty Alerts: There are financial, qualitative and market indicators that allow the Bank to establish damages to the credit quality of an issuer or counterparty.

f.     Credit Quality Analysis - Other Financial Instruments:

In order to evaluate the credit quality of a counterparty or issuer (to determine a risk level or profile), the Bank relies on two rating systems: an external one and an internal one, both of which allow to identify a degree of risk differentiated by segment and country and to apply the policies that have been established for issuers or counterparties with different levels of risk, in order to limit the impact on liquidity and/or the income statement of the Bank.

External credit rating system is divided by the type of rating applied to each instrument or counterparty; in this way the geographic location, the term and the type of instrument allow the assignment of a rating according to the methodology that each examining agency uses.

Internal credit rating system: The “ratings or risk profiles” scale is created with a range of levels that go from low exposure to high exposure (this can be reported in numerical or alphanumerical scales), where the rating model is sustained by the implementation and analysis of qualitative and quantitative variables at sector level, which according to the relative analysis of each variable, determine credit quality; in this way the internal credit rating system aims to establish adequate margin in decision-making regarding the management of financial instruments.

Credit Quality Analysis of the Group

	Debt instruments		Equity		Derivatives(1)
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Low Risk	13,738,560	12,994,431	320,034	349,425	527,427	867,639
Medium Risk	1,390,984	1,639,484	8,655	1,749	2,910	135
High Risk	463,305	412,834	637	6,496	755	429
Without Rating	21,285	698,781	899,097	1,282,279	18,744	25,798
Total	15,614,134	15,745,530	1,228,423	1,639,949	549,836	894,001
(1)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

In accordance with the criteria and considerations specified in the internal rating allocation and external credit rating systems methodologies, the following schemes of relation can be established, according to credit quality given to each one of the qualification scales:

Low Risk: All investment grade positions (from AAA to BBB-), as well as those issuers that according to the information available (financial statements, relevant information, external ratings, CDS, among others.) reflect adequate credit quality.

Medium Risk: All speculative grade positions (from BB+ to BB-), as well as those issuers that according to the available information (Financial statements, relevant information, external qualifications, CDS, among others) reflect weaknesses that could affect their financial situation in the medium term.

High Risk: All positions of speculative grade (from B+ to D), as well as those issuers that according to the information available (Financial statements, relevant information, external qualifications, CDS, among others) reflect a high probability of default of financial obligations or that already have failed to fulfill them.

•      Financial credit quality of other financial instruments that are not in default nor impaired in value

Debt instruments: 100% of the debt instruments are not in default.

Equity: The positions do not represent significant risks.

Derivatives: 99.80% of the credit exposure does not present incidences of material default. The remaining percentage corresponds to default events at the end of the period.

•      Maximum exposure level to the credit risk given for:

	Maximum Exposure		Collateral*		Net Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Debt instruments	15,614,134	15,745,530	(974,436)	(2,352,276)	14,639,698	13,393,254
Derivatives **	549,836	894,001	(63)	(97)	549,773	893,905
Equity	1,228,423	1,639,949	-	-	1,228,423	1,639,949
Total	17,392,393	18,279,480	(974,499)	(2,352,373)	16,417,894	15,927,108

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

**    Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*    Debt instruments Book value 100%

*    Equity Instruments:

-	Shares:100%
-	Investment funds: Book value 100%
•	Analysis of the maturity of other financial instruments past due but not impaired
-	Debt instruments: Portfolio does not present past due nor impaired assets.
-	Equity: Portfolio does not present impaired assets
-	Derivatives: The past due assets are not material.
•	The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:

Debt instruments

	Exposure		Impairment		Final Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Fair Value	11,583,672	12,251,873	2,863	3,053	11,580,809	12,248,820
Amortized Cost	4,030,462	3,493,657	11,738	11,730	4,018,724	3,481,928
Total	15,614,134	15,745,530	14,601	14,783	15,599,533	15,730,748

Equity

	Exposure		Impairment		Final Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Fair Value through profit or loss	718,269	1,101,462	-	-	718,269	1,101,462
Fair Value through OCI	510,154	538,487	-	-	510,154	538,487
Total	1,228,423	1,639,949	-	-	1,228,423	1,639,949

Collateral- other financial instruments:

Level of collateral: Respect to the type of asset or operation, a collateral level is determined according to the policies defined for each product and the market where the operation is carried out.

Assets held as collateral in organized markets: The only assets that can be received as collateral are those defined by the central counterparties, the stock market where the operation is negotiated, those assets that are settled separately in different contracts or documents, which can be managed by each organization and must comply with the investment policies defined by the Bank, taking into account the credit limit for each type of asset or operation received or delivered, which collateral received are the best credit quality and liquidity.

Assets received as bilateral collateral between counterparties: The collateral accepted in international OTC derivative operations is agreed on bilaterally in the Credit Support Annex (CSA)[4] and with fulfillment in cash in dollars and managed by ClearStream. This company acts on behalf of Bancolombia for making international margin calls and providing a better management of the collateral.

4 A Credit Support Annex (CSA) provides credit protection by setting forth the rules governing the mutual posting of collateral. CSAs are used in documenting collateral arrangements between two parties that trade privately negotiated (over-the-counter) derivative securities. The trade is documented under a standard contract called a master agreement, developed by the International Swaps and Derivatives Association (ISDA).

Collateral adjustments for margin agreements: The adjustments will be determined by the criteria applied by both the external and internal regulations in effect, and at the same time, mitigation standards are maintained so that the operation fulfills the liquidity and solidity criteria for settlement. Among the main characteristics by product or market, we have:

-

With respect to the derivative operations, these are carried out daily, with threshold levels of zero for the majority of counterparties, which reduces the exposure to a term that does not exceed 10 days, according to Basel.

-

For buy-sell backs,repos and other securities financing transactions, daily monitoring is done in order to establish the need to adjust the collateral in such a way that these are applied in as little time as possible, according to the contracts or market conditions.

-

For all international counterparties, margin agreements that limit exposure to the maximum and with a daily adjustment period are celebrated. These margin agreements are celebrated under ISDA and GMRA (Global Master Repurchase Agreement)[5] both for OTC derivatives and securities financing transactions.

-

For every local counterparty, the local framework agreement is signed (agreement developed by the industry) and the mitigating actions to apply in each operation are agreed upon, whether for margin agreements, re-couponing, early termination, among others.

-	For repos, buy-sell backs and other securities financing transactions, these are agreed upon by organized markets that in general implicate complying with haircut or additional collateral rules.
-

The central counterparty carries out daily control and monitoring processes in order to comply with the rules imposed by these organizations in such a way that we are always making daily adjustments at the demanded collateral level.

•	Level of collateral held:

	Collateral*		Main type of collateral
	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Debt Securities	(974,436)	(2,352,276)	Government bonds (TES)	Government Bonds (TES) and term deposits
Derivatives	(63)	(97)	Cash	Cash
Equity	-	-
Total	(974,499)	(2,352,373)

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

g.     Credit risk concentration - other financial instruments:

According to the regulations, the Bank must control on a daily basis the risk of positions of the Bank’s companies with the same issuer or counterparty stands, below the legal limits.

By the same way, the positions of the Bank are verified respect of the authorized risk levels in each country in order to guarantee the alerts and positions limits, that are considered outside of the Bank risk appetite.

5  GMRA: It is a model legal agreement designed for parties transacting repos and is published by the International Capital Market Association (ICMA), which is the body representing the bond and repo markets in Europe.

Risk exposure by economic sector and risk region

	Debt instruments		Equity		Derivative
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,650,072	3,179,751	1,060,133	1,064,268	242,827	276,721
Financial	1,119,315	805,863	145,662	543,256	262,990	520,026
Government	10,844,747	11,757,757	-	-	-	-
Funds e ETF	-	2,159	22,628	32,425	44,019	97,254
Total	15,614,134	15,745,530	1,228,423	1,639,949	549,836	894,001
Concentration by Region
North America	2,218,829	1,569,943	4,467	1,472	77,561	279,132
Latam	12,160,411	14,175,587	1,181,239	1,613,783	312,442	475,243
Europe	30,061	-	-	-	156,470	119,126
Others (Includes Funds and ETF)	1,204,833	-	42,717	24,694	3,363	20,501
Total	15,614,134	15,745,530	1,228,423	1,639,949	549,836	894,002

Risk exposure by credit rating

	Other financial instruments
	2019	2018
Maximum Exposure to Credit Risk
Sovereign Risk	5,446,411	6,879,345
AAA	4,848,694	4,304,104
AA+	452,253	398,479
AA	135,231	22,615
AA-	127,153	180,757
A+	1,019,863	23,800
A	69,811	328,597
A-	209,383	163,235
BBB+	1,748,221	73,101
BBB	186,469	1,133,247
BBB-	342,531	704,216
Other	1,867,247	2,061,128
Not rated	939,126	2,006,858
Total	17,392,393	18,279,480

At the end of the year, Bank’s positions are not in excess of the concentration limit, according to the applicable laws.

31.2 Market risk

Market risk refers to the risk of losses in the Bank’s treasury book due to changes in equity prices, interest rates, foreign-exchange rates and other indicators whose values are set in a public market. It also refers to the probability of unexpected changes in net interest income and equity economic value as a result of a change in market interest rates.

Market risk stems from the following activities at the Bank:

[6] For derivatives transactions counterparty risk is revealed as long as the valuation is positive. Therefore, the value described here differs from the book value.

a)    Trading: includes purchase - sale and positioning mainly in fixed income securities, equities, currencies and derivatives, as well as the financial services provided to customers, such as brokerage. Trading instruments are recorded in the treasury book and are managed by the Treasury Division which is also responsible for the aggregated management of exchange rate exposures arising from the banking book and treasury book.

b)    Balance sheet management: refers to the assets and liabilities management, due to mismatches in maturities and repricing of them. The Assets Liability Management Division is responsible for the balance sheet management, preserving the stability of the financial margin and the equity economic value, maintaining adequate levels of liquidity and solvency. Non-trading instruments are recorded in the Bank’s banking book (the “Banking Book”), which includes primarily loans, time deposits, checking accounts and savings accounts.

In the Bank, the market risks are identified, measured, monitored, controlled and reported in order to support the decision-taking process for their mitigation, and to create greater shareholder value added.

The guidelines, policies and methodologies for market risks management are approved by the Board of Directors, thus guaranteeing the congruence and consistency in the risk appetite among subsidiaries. Each country has a local Market and Liquidity Risk Management Office that applies at an individual level the principles of the Bank´s Market Risks Management Strategy. The Board of Directors and senior management have formalized the policies, procedures, strategies and rules of action for market risk administration in its “Market Risk Manual”. This manual defines the roles and responsibilities within each subdivision of the Bank and their interaction to ensure adequate market risk administration.

The Bank´s Market and Liquidity Risks Management Office, responsible for monitoring and permanently controlling compliance with the limits established, is set up with clear independence from the trading and businesses units, ensuring enforcement authority. This independent control function is complemented by regular reviews conducted by the Internal Audit.

The Bank’s Market and Liquidity Risks Management Office is responsible for: (a) identifying, measuring, monitoring, and controlling the market risk inherent in the Bank’s businesses: (b) the Bank’s exposure under stress scenarios and confirming compliance with the Bank’s risk management policies: (c) designing the methodologies for valuation of the market value of certain securities and financial instruments: (d) reporting to senior management and the Board of Directors any violation of the Bank’s risk management policies: (e) reporting to the senior management on a daily basis the levels of market risk associated with the trading instruments recorded in its treasury book, and (f) proposing policies to the Board of Directors and to senior management that ensure the maintenance of predetermined risk levels. The Bank has also implemented an approval process for new products across each of its subdivisions. This process is designed to ensure that each subdivision is prepared to incorporate the new product into its procedures, that every risk is considered before the product is incorporated and that approval is obtained from the Board of Directors before the new product can be sold.

Market risks arising from trading instruments are measured at the Bank using two different Value at Risk (VaR) methodologies: the standard methodology required by the SFC, and the internal methodology of historical simulation. The standard methodology is established by “Chapter XXI of the Basic Accounting Circular”, based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee of 2005. The internal methodology of historical simulation uses a confidence level of 99%, a holding period of 10 days, and a time frame of one year or at least 250 days from the reference date of the VaR calculation is used, obtained from the reference date of calculating the VaR. The standard methodology is used to report the market risk exposure to the Financial Superintendency and is also used to measure the capital requirements for the Bank, therefore the analysis below is based on information obtain from this model.

The Bank’s VaR limits structure for trading activities, is sufficiently granular to conduct an effective control of the various types of market risk factors on which an exposure is held. It ensures that the market risk is not concentrated in certain asset classes and maximizes the portfolio diversification effect. These limits are defined by companies, products or by risk takers. The majority of the limits are based on the maximum VaR values to which a certain portfolio can be exposed, nevertheless, loss triggers, stop loss and sensitivity warning levels are also set, especially in the derivatives portfolios. The limits are approved by the Board of Directors, and set based on factors such as tolerance for losses, capital resources and market´s complexity and volatility. They are monitored daily, and their excesses or violations are reported to the Board of Directors and the Risk Committee.

Additional measurements like stress tests are done, to identify extreme unusual situations that could cause severe losses. Stress simulations include historical events and hypothetical scenarios. Back testing or model validation technics through comparison of predicted and actual loss level are applied on a regular basis to analyse and contrast the accuracy of the VaR calculation methodology in order to confirm its reliability, and make adjustments to the models if necessary.

Within the control and monitoring processes of market risks, reports are elaborated on a daily and monthly basis. They include an analysis of the most relevant risk measures and allow for monitoring the exposure levels to market risks and to the legal and internal limits established for each one of the levels of the Bank. These reports are taken as an input for the decision-taking process in the different Committees and management of the Bank.

Market Risk Management

The following section describes the market risks to which the Bank is exposed and the tools and methodologies used to measure these risks as of December 31, 2019. The Bank faces market risk as a consequence of its lending, trading and investments businesses.

The Bank uses VaR calculation to limit its exposure to the market risk of its Treasury Book. The Board of Directors is responsible for establishing the maximum VaR based on its assessment of the appropriate level of risk for Bancolombia. The Risks Committee is responsible for establishing the maximum VaR by type of investment (e.g., fixed income in public debt) and by type of risk (e.g., currency risk). These limits are supervised on a daily basis by the Market Risk Management Office.

For managing the interest rate risk from banking activities, the Bank analyses the interest rate mismatches between its interest earning assets and its interest bearing liabilities. In addition, the foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

a.     Measurement of market risk of trading instruments

The Bank currently measures the treasury book exposure to market risk (including OTC derivatives positions) as well as the currency risk exposure of the banking book, which is provided to the Treasury Division, using a VaR methodology established in accordance with “Chapter XXI of the Basic Accounting Circular”, issued by the SFC.

The VaR methodology established by “Chapter XXI of the Basic Accounting Circular” is based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee of 2005, which focuses on the treasury book and excludes investments classified as amortized cost which are not being given as collateral and any other investment that comprises the banking book, such as non-trading positions. In addition, the methodology aggregates all risks by the use of correlations, through an allocation system based on defined zones and bands, affected by given sensitivity factors.

The total market risk for the Bank is calculated by the arithmetical aggregation of the VaR calculated for each subsidiary. The aggregated VaR is reflected in the Bank’s Capital Adequacy (Solvency) ratio, in accordance with Decree 2555 de 2010.

For purposes of VaR calculations, a risk exposure category is any market variable that is able to influence potential changes in the portfolio value. Taking into account a given risk exposure, the VaR model assesses the maximum loss not exceeded, over a given period of time. The fluctuations in the portfolio’s VaR depend on volatility, modified duration and positions changes relating to the different instruments that are subject to market risk.

The relevant risk exposure categories for which VaR is computed by the Bank according to “Chapter XXI, Appendix 1 of the Basic Accounting Circular” are: (i) interest rate risks relating to local currency, foreign currency and UVR; (ii) currency risk; (iii) stock price risk, (iv) fund risk. and (v) credit default swaps risk.

•      Interest Rate Risk (Treasury Book)

The interest rate risk is the probability of decrease in the market value of the position due to fluctuations in market interest rates. The Bank calculates the interest rate risk for positions in local currency, foreign currency and UVR separately; in accordance with Chapter XXI of the Basic Accounting Circular issued by the SFC.

In the first instance, the interest rate risk exposure is determined by the sensitivity calculation for the net position of each instrument. This sensitivity is calculated as the net value market product, its corresponding modified duration and the estimated variation of interest rates. The possible variations in the interest rates are established by the SFC according to the historical behavior of these variables in the markets, and they are a function of the duration and currency, as seen in the following table.

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
Zone 1	1	0	0.08	274	274	100
	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
Zone 2	5	1	1.9	222	250	90
	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
Zone 3	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Once the sensitivity factor is calculated for each position, the modified duration is then used to classify each position within its corresponding band. A net sensitivity is then calculated for each band, by determining the difference between the sum of all long-positions and the sum of all short-positions. Then a net position is calculated for each zone (which consists of a series of bands) determined by the SFC. The final step is to make adjustments within each band, across bands and within each zone, which results in a final number that is the interest rate risk VaR by currency. Each adjustment is performed following the guidelines established by the SFC.

The Bank’s exposure to interest risk primarily arises from investments in Colombian government’s treasury bonds (TES).

•      Currency (Treasury and Banking Book), Equity (Treasury Book) and Fund (Treasury Book) Risk

The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which the Bank maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“∆p”). The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

The SFC according to historical market performance establishes the interest rate’s fluctuations and the sensitivity factors for currency, equity and fund risk used in the model.

•      Total Market Risk VaR

The total market risk VaR is calculated as the algebraic sum of the interest rate risk, the currency risk, the stock price risk, fund risk and the credit default swaps risk which are calculated as the algebraic sum of the Parent Company and each of its subsidiaries’ exposure to these risks. Currently Bancolombia Group does not present exposure to credit default swaps risk.

The total market risk VaR, had a 17% surge going from COP 1,447,384 in December 31st, 2018 to COP 1,692,516 as of December 31st, 2019, due mainly to increase of 44% in the exposure to interest rate risk as a result of a greater position in fixed income instruments. Also, due to currency risk increases 12% as consequence of greater net position in US. dollars in Bancolombia.

The following table presents the total change on market risk and every risk factor.

December 2019
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	359,654	325,400	409,369	242,568
Exchange Rate	1,015,874	874,432	1,055,546	496,565
Share Price	110,386	105,576	110,386	101,757
Collective Portfolios	206,602	203,676	207,503	195,944
Total Value at Risk	1,692,516	1,509,084	1,711,794	1,092,446

December 2018
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	249,070	241,602	317,524	204,478
Exchange Rate	909,648	712,435	909,648	563,322
Share Price	91,847	103,127	112,372	91,847
Collective Portfolios	196,819	192,920	198,227	187,842
Total Value at Risk	1,447,384	1,250,084	1,447,384	1,108,052

•      Assumptions and Limitations of VaR Models

Although VaR models represent a recognized tool for risk management, they have inherent limitations, including reliance on historical data that may not be indicative of future market conditions or trading patterns. Accordingly, VaR models should not be viewed as predictive of future results. The Bank may incur losses that could be materially in excess of the amounts indicated by the models on a particular trading day or over a period of time, and there have been instances when results have fallen outside the values generated by the Bank’s VaR models. A VaR model does not calculate the greatest possible loss. The results of these models and analysis thereof are subject to the reasonable judgment of the Bank’s risk management personnel.

b. Non-trading instruments market risk measurement

The banking book’s relevant risk exposure is interest rate risk, which is the probability of unexpected changes in net interest income as a result of a change in market interest rates. Changes in interest rates affect the Bank’s earnings because of timing differences on the repricing of the assets and liabilities. The Bank manages the interest rate risk arising from banking activities in non-trading instruments by analyzing the interest rate mismatches between its interest earning assets and its interest bearing liabilities. The foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

•      Interest Risk Exposure (Banking Book)

The Bank has performed a sensitivity analysis of market risk sensitive instruments estimating the impact on the net interest income of each position in the Banking Book, using a repricing model and assuming positive parallel shifts of 50 basis points (bps).

The table 1 provides information about Bancolombia’s interest rate sensitivity for the statement of financial position items comprising the Banking Book.

Table 1. Sensitivity to Interest Rate Risk of the Banking Book

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
In millions of COP
Assets sensitivity 50 bps	377,918	361,427
Liabilities sensitivity 50 bps	200,650	185,477
Net interest income sensitivity50 bps	177,269	175,950

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
In millions of USD
Assets sensitivity 50 bps	35	39
Liabilities sensitivity 50 bps	34	36
Net interest income sensitivity50 bps	1	3

A positive net sensitivity denotes a higher sensitivity of assets than of liabilities and implies that a rise in interest rates will positively affect the Bank´s net interest income. A negative sensitivity denotes a higher sensitivity of liabilities than of assets and implies that a rise in interest rates will negatively affect the Bank´s net interest income. In the event of a decrease in interest rates, the impacts on net interest income would be opposite to those described above.

Total Exposure:

As of December 31, 2019, the net interest income sensitivity in local currency for the banking book instruments, entered for other than trading purposes with positive parallel shifts of 50 basis points was COP 177,269. The change in the net interest income sensitivity between 2019 and 2018 is due to the increase in the sensitivity of float loans due to the surge in IBR indexed loans.

On the other hand, the net interest income sensitivity in foreign currency, assuming the same parallel shift of 50 basis points, was USD 1 at December 31, 2019, compared with USD 3 at December 31, 2018. The decrease in net interest income sensitivity due to interest rate risk between 2019 and 2018 occurred due to the reduction in the sensitivity of float loans due the decrease in Libor indexed loans.

Assumptions and limitations:

Net interest income sensitivity analysis is based on the repricing model and considers the following key assumptions: (a) does not consider prepayments, new operations, defaults, etc., (b); the fixed rate instruments sensitivity, includes the amounts with maturity lower than one year and assumes these will be disbursed at market interest rates and (c) changes in interest rate occur immediately and parallel in the yield curves from assets and liabilities for different maturities.

•      Structural equity risk exposure (Banking Book)

Bancolombia’s investment banking affiliate, in its role of financial corporation, holds, directly and through its affiliated companies, structural equity investments. These positions are maintained mostly in the industrial and financial sectors. The market value of those investments decreased by 76% during the year, from COP163,136 million as of December 31 st, 2018 to COP38,428 million as of December 31 st, 2019, as a result of the sale of Empresa de Energía del Pacífico S.A (EPSA) shares.

The structural equity positions are exposed to equity price risk. Sensitivity calculations are made for those positions:

Table 2. Share Price Sensitivity

	December 31, 2019	December 31, 2018
Fair Value	38,428	163,136
Delta	14.70%	14.70%
Sensitivity	5,649	23,981

A negative impact of 14.70%, applied to the market value, produces a decrease of COP 5,649 on the structural equity investments market value, which would decrease from COP 38,428 to COP 32,799.

31.3        Liquidity risk

Liquidity risk is defined as the inability of a financial firm to meet its debt obligations without incurring unacceptably large losses. Thus, funding liquidity risk is the risk that a firm will not be able to meet its current and future cash flow and collateral needs, both expected and unexpected, without materially affecting its daily operations or overall financial condition. The Bank is sensitive to funding liquidity risk since debt maturity transformation is one of its key business areas.

At the Bank, liquidity prevails over any objective of growth or revenue. Managing liquidity has always been a fundamental pillar of its business strategy, together with capital, in supporting its statement of financial position.

The Bank’s liquidity management model promotes the autonomy of subsidiaries, which must be self-sufficient in their structural funding. Each subsidiary is responsible for meeting the liquidity needs of its current and future activity, within a framework of management coordination at the Bank level. The metrics used to control liquidity risk are developed based on common and homogeneous concepts, but analysis and adaptation are made by each subsidiary.

In line with best governance practices, the Bank has established a clear division of function between executing liquidity management, responsibility of the Asset and Liability Division, and their monitoring and control, responsibility of the Market and Liquidity Risks Management Office.

The different authorities of senior management define the policies and guidelines for managing liquidity risk. These authorities are the Board of Directors, the Risk Committee, and senior management of the Parent Company, which set the risk appetite and define the financial strategy. The ALCO committees (asset and liability committee) define the objective positioning of liquidity and the strategies that ensure the funding needs derived from businesses. The ALM division (Asset and liability management) and the Market and Liquidity Risks Management Office support the mentioned committees, which elaborate analysis and management proposals, and control compliance with the limits established.

Liquidity Risks Management Office is responsible for proposing the minimum amount of the liquidity reserve, the policies of the liquidity portfolio, defining premises and metrics in order to model the behaviour of the cash flows, proposing and monitoring liquidity limits in line with the Bank’s risk appetite, simulating stress scenarios, evaluating and reporting the risks inherent to new products and operations; and submitting the reports required by the internal authorities for decision-making, as well as by regulators. All of the above activities are verified and evaluated by the Internal Audit.

The measures to control liquidity risk include maintaining a portfolio of highly liquid assets, and the definition of triggers and liquidity limits, which enable evaluating the level of exposure of each one of the entities in a proactive way.

The methodologies used to control liquidity risk include the liquidity gaps and stress scenarios. The liquidity gaps measure the mismatches of assets, liabilities and off-balance sheet position´s cash flows, separately for local currency and foreign currency. Regulatory metrics are also applied, in which the contractual maturities are used; and internal models in which the cash flows are adjusted by different ratios, to reflect a more accurate behaviour.

Each subsidiary creates their liquidity gap according to the characteristics of their business and they tackle them through the different financing resources they have available. The recurrence of the businesses that are going to be financed, the stability of the financing sources, and the ability of the assets to become liquid are the fundamental factors that are taken into account in the definition of this metric. In practice, and given the different behaviours of a same item in the Bank’s subsidiaries, there are common standards and methodologies to homogenize the construction of liquidity risk profiles for each unit so they can be presented in a comparable way to the Bank’s Senior Management.

Periodically, a validation of the policies, limits, processes, methodologies and tools to evaluate liquidity risk exposure is performed, in order to establish its pertinence and functionality, and to carry out the necessary adjustments. The Market and Liquidity Risks Management Office elaborate reports daily, weekly and monthly basis in order to monitor the exposure levels and the limits and triggers set up, and to support the decision-making process.

Each subsidiary has its own liquidity contingency plan, which is tested annually. These contingency plans procure the optimization of different funding sources, including obtaining additional funding from the Parent Company.

Liquidity risk management

The Bank’s Board of Directors sets the strategy for managing liquidity risk and delegates responsibility for oversight of the implementation of this policy to ALCO committee that approves the Bank’s liquidity policies and procedures. The Treasury Division manages the Bank’s liquidity position on a day-to-day basis and reviews daily reports covering the liquidity position. A summary report, including any exceptions and remedial action taken, is submitted regularly to Risk Committee and ALCO committees.

a.     Liquidity risk exposure:

In order to estimate liquidity risk, the Bank measure a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 day. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2019	December 31, 2018
Net cash outflows into 30 days*	11,584,292	7,004,662
Liquid Assets	30,631,688	26,506,750
Liquidity coverage ratio	264.42%	378.42%

*      Net cash outflows into 30 days: (Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt instruments, Derivative financial instruments.

b.     Liquid Assets

One of the main guidelines of the Bank is to maintain a solid liquidity position, therefore, the ALCO Committee, has established a minimum level of liquid assets, based on the funding needs of each subsidiary, to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Bank’s reputation.

The following table shows the liquid assets held by Bank´s:

Liquid Assets(1)	December 31, 2019	December 31, 2018
High quality liquid assets*
Cash	16,594,906	15,370,693
High quality liquid securities	12,054,474	9,268,481
Other Liquid Assets	-	-
Other securities**	1,982,308	1,867,576
Total Liquid Assets	30,631,688	26,506,750
(1)

Feature possesses the high liquidity available in all cases, and those liquid assets received by the Central Bank for its operations expansion and monetary contraction. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets:  cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM‑142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

c.     Contractual maturities of financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2019

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	18,256,065	-	-	-
Interbank borrowings - Repurchase agreements	5,668,879	3,473	-	-
Financial assets investments	7,596,501	5,977,528	1,515,494	2,511,061
Loans and advances to customers	68,333,569	63,570,825	38,880,378	61,287,271
Derivative financial instruments	3,414,986	1,439,006	602,600	1,456,157
Total financial assets	103,269,999	70,990,831	40,998,471	65,254,489

Contractual maturities of financial assets December 31, 2018

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	15,833,017	-	-	-
Interbank borrowings - Repurchase agreements	2,965,646	-	-	-
Financial assets investments	7,512,098	4,557,121	2,585,777	3,608,511
Loans and advances to customers	61,653,720	52,485,542	33,393,032	59,347,861
Derivative financial instruments	1,073,804	174,475	486,746	247,268
Total financial assets	89,038,285	57,217,138	36,465,555	63,203,640

d.     Contractual maturities of financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2019

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	93,570,234	-	-	-
Time deposits from customers	46,508,889	14,550,816	4,243,327	2,235,994
Interbank deposits-Repurchase agreements	2,660,153	28,720	-	-
Borrowings from other financial institutions	7,437,449	3,332,957	1,395,047	1,450,059
Debt securities in issue	3,944,412	9,554,767	3,740,529	6,655,600
Derivative financial instruments	3,442,440	1,832,167	657,888	891,590
Total financial liabilities	157,563,577	29,299,428	10,036,790	11,233,243

Contractual maturities of financial liabilities December 31, 2018

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	85,275,330	-	-	-
Time deposits from customers	39,104,963	14,120,231	5,096,152	2,037,330
Interbank deposits-Repurchase agreements	3,132,911	531,734	-	-
Borrowings from other financial institutions	11,149,381	2,952,158	1,158,784	1,844,290
Debt securities in issue	3,721,909	8,078,228	7,489,901	5,813,722
Derivative financial instruments	636,410	101,836	391,930	240,727
Total financial liabilities	143,020,905	25,784,187	14,136,767	9,936,069

The expected cash flows for some financial assets and liabilities may vary significantly from their contractual maturity. The main differences are the following:

•	The demand deposits historically have maintained a tendency to remain stable.
•	The mortgages loans, in spite of having contractual maturity between 15 and 30 years, its average life is less than these terms.

e.     Financial guarantees

The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2019	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,386,128	696,768	68,150	144,904

December 31, 2018	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,370,845	1,426,992	277,710	177,828

31.4 Capital management

In order to cover future unexpected losses and be prepared against economic crisis, the Bank is engaged with an active capital management role. To this end, one of the main responsibilities of the Director of Financial Control, is to monitor constantly the capital adequacy allocation and suggest the appropriate measures before crisis take place.

Exercises such as stress testing assessment and Internal Capital Adequacy Assessment Process (ICAAP), are run for internal and external purposes and reported to the Board of Directors and senior levels to ensure all risks are managed according to our risk appetite, policies and regulation.

Simultaneously, senior management is engaged in maintaining a balance between an adequate capital allocation and our shareholders value proposal compliance. In doing so, upcoming investment plans will be funded by capital markets and operational flows without causing negative results among our shareholders´ interests.

In accordance with the Capital Adequacy Requirements, financial institutions in Colombia are required to achieve a minimum solvency ratio (Basic Solvency Risk Index, Tier 1) above 4.5%, and a total solvency risk index (Tier 2) greater than or equal to 9.0%.

In spite of the above, the management has directed its efforts towards the equity strengthening as shown in table below.

	As of
	December 31, 2019	December 31 2018
	In millions of COP
Regulatory Capital and Capital Adequacy Ratios
Basic Ordinary Equity	24,280,973	23,965,972
Deductions Basic Ordinary Equity	(4,257,640)	(4,251,247)
Total Basic Ordinary Equity	20,023,333	19,714,725
Additional Equity	6,800,436	6,704,144
Total Regulatory Capital	26,823,769	26,418,869
Capital Ratios
Primary capital to risk-weighted assets (Tier 1)	9.57%	10.05%
Secondary capital to risk-weighted assets	3.25%	3.42%
Technical capital to risk-weighted assets (Tier 2)	12.82%	13.47%